Note 6 - Inventories - Summary of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finished goods	$ 6,328	$ 5,016
Work-in-process	6,108	3,143
Raw materials	6,781	7,269
Provisions for obsolete inventories	(6,629)	(6,632)	$ (6,597)	$ (5,664)
Total	$ 12,588	$ 8,796